FAIR VALUE OF FINANCIAL INSTRUMENTS, Carrying Amounts and Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Unrealized fair value loss	$ 13,000
Flight equipment impairment	115,000	$ 0	$ 0
Carrying Amount [Member] | 2012 Term Loan [Member]
Financial Instruments [Abstract]
Debt	362,960	385,364
Carrying Amount [Member] | 2020 Term Loan [Member]
Financial Instruments [Abstract]
Debt	180,000	0
Carrying Amount [Member] | Magellan Acquisition Limited Facility [Member]
Financial Instruments [Abstract]
Debt	252,143	278,684
Carrying Amount [Member] | Fly Aladdin Acquisition Facility [Member]
Financial Instruments [Abstract]
Debt	229,644	272,343
Carrying Amount [Member] | 2021 Notes [Member]
Financial Instruments [Abstract]
Debt	0	325,000
Carrying Amount [Member] | 2024 Notes [Member]
Financial Instruments [Abstract]
Debt	300,000	300,000
Fair Value [Member] | 2012 Term Loan [Member]
Financial Instruments [Abstract]
Debt	342,997	385,364
Fair Value [Member] | 2020 Term Loan [Member]
Financial Instruments [Abstract]
Debt	177,750	0
Fair Value [Member] | Magellan Acquisition Limited Facility [Member]
Financial Instruments [Abstract]
Debt	244,579	278,684
Fair Value [Member] | Fly Aladdin Acquisition Facility [Member]
Financial Instruments [Abstract]
Debt	192,407	272,343
Fair Value [Member] | 2021 Notes [Member]
Financial Instruments [Abstract]
Debt	0	331,207
Fair Value [Member] | 2024 Notes [Member]
Financial Instruments [Abstract]
Debt	$ 286,500	$ 314,070